SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES IN FOREIGN CURRENCIES (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 NZD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)
IfrsStatementLineItems [Line Items]
Financial assets		$ 7,868,637						$ 7,868,637
Financial liabilities		875,189						532,846
Cash at Bank / on Hand [member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 492,038	$ 1,020,608	$ 38,571	€ 129,130	£ 124,588	$ 39,600	$ 1,296,082	$ 7,851,197	$ 10,766	€ 100,369	£ 41,858
Trade and Other Receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets	82,717		20,388	41,303	36,324	6,142	611,193		11,252	17,690	26,376
Trade and Other Payables [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ (559,850)		$ (4,557)	€ (262,179)	£ (50,810)	$ (3,553)	$ (455,167)		$ (3,795)	€ (151,327)	£ (31,441)